Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	13 Months Ended	25 Months Ended	37 Months Ended
	Dec. 22, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025
Cultivar ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,264	$ 10,814	$ 10,365	$ 11,382
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,829	$ 9,019	$ 10,746	$ 13,575